Trust Account and Fair Value Measurements (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trust Account And Fair Value Measurements [Abstract]
Schedule of financial assets measured at fair value	The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Level	June 30, 2021	December 31, 2020
Liabilities:
Warrant liabilities—Public	1	$20,585,000	$24,725,000
Warrant liabilities—Private	3	$11,154,669	$15,960,669

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account\—U.S. Treasury Securities (1)	$345,087,325	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants (restated)	$24,725,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants (restated)	$—	$—	$15,960,669

(1)	Excludes $943 of cash balance held within the Trust Account.

Schedule Of Debt Securities Held To Maturity

	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
US Government Treasury Securities as of December 31, 2020 (1)	$345,081,176	$6,149	$345,087,325

Money market funds as of June 30, 2021	$345,008,297	—	$345,008,297

(1)	Maturity date March 25, 2021

Schedule of quantitative information regarding Level 3 fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.28	$10.54
Volatility for private warrants	30.0%	30.3%
Term	5.00	5.50
Risk-free rate	0.87%	0.43%
Dividend yield	0%	0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.81	$10.54
Volatility for public warrants	22.50%	N/A %
Volatility for private warrants	27.70%	30.30%
Term	5.50	5.50
Risk-free rate	0.32%	0.43%
Dividend yield	—%	—%

Schedule of change in fair value of Level 3 derivative warrant liabilities
The change in the fair value of the Level 3 warrant liabilities for the three months ended June 30, 2021 is summarized as follows:

Level 3 warrant liabilities at December 31, 2020	$15,960,669
Change in fair value of warrant liabilities	(4,806,000)

Level 3 warrant liabilities at June 30, 2021	$11,154,669

The change in the fair value of the Level 3 derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Level 3 Derivative warrant liabilities at June 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	13,828,001
Transfer of public warrant liability to Level 1 (1)	(24,725,000)

Level 3 Derivative warrant liabilities at December 31, 2020	$15,960,669

(1)
Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.